Scope of consolidation - Disclosure of impact of reclassifications made in the Consolidated Statement of Financial Position to align the presentation adopted by Stellantis (Details) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Assets
Goodwill and intangible assets with indefinite useful lives	€ 31,738	€ 29,921	[1]	€ 6,327
Other intangible assets	19,006	16,635	[1]	8,694
Property, plant and equipment	36,205	35,488	[1]	15,983
Equity method investments	4,834	6,022	[1]	3,152
Non-current financial assets	710	607	[1]	412
Other non-current assets and prepaid expenses	6,723	6,266	[1]	2,095
Deferred tax assets	2,052	1,927	[1]	1,096
Tax receivables	112	105	[1]	0
Total Non-current assets	101,380	96,971	[1]	37,759
Inventories	17,360	11,361	[1]	5,366
Assets sold with a buy-back commitment	1,594	2,134	[1]	793
Trade receivables	4,928	2,998	[1]	4,923
Tax receivables	543	285	[1]	216
Other current assets and prepaid expenses	7,549	6,362	[1]	2,393
Other receivables	5,236	4,801
Derivative financial instruments on operating - assets	587	641
Current financial assets	4,323	1,903	[1]	935
Cash and cash equivalents	46,433	49,629	[1]	22,893
Assets held for sale	2,046	123	[1]	7
Total current assets				37,526
Total Current assets	84,776	74,795	[1]
Assets held for sale				0
Total Assets	186,156	171,766	[1]	75,285
Equity
Equity attributable to owners of the parent	71,999	55,907	[1]	21,293
Non-controlling interests	383	400	[1]	2,580
Total Equity	72,382	56,307	[1]	23,873	€ 21,801
Non-current financial liabilities				0
Long-term debt	19,469	22,624	[1]	11,068
Other non-current financial liabilities	0	6	[1]	17
Other non-current liabilities	8,129	7,696	[1]	4,681
Non-current provisions	8,460	7,270	[1]	1,610
Employee benefits liabilities	5,891	8,065	[1]	1,463
Tax liabilities	668	567	[1]	312
Deferred tax liabilities	4,332	4,374	[1]	801
Total Non-current liabilities	46,949	50,602	[1]	19,952
Short-term debt and current portion of long-term debt	7,684	10,958	[1]	2,635
Current provisions	11,311	9,909	[1]	4,114
Employee benefit liabilities	545	684	[1]	50
Trade payables	31,726	28,181	[1]	15,955
Tax liabilities	900	546	[1]	128
Other liabilities	14,528	14,439	[1]	8,569
Derivative financial instruments on operating - liabilities	708	374
Other current financial liabilities	18	89	[1]	9
Liabilities held for sale	113	51	[1]	0
Total Current liabilities	66,825	64,857	[1]	31,460
Total Equity and liabilities	€ 186,156	€ 171,766	[1]	75,285
Faurecia S.E
Assets
Goodwill and intangible assets with indefinite useful lives				2,368
Other intangible assets				2,668
Property, plant and equipment				3,727
Equity method investments				177
Non-current financial assets				(1,196)
Other non-current assets and prepaid expenses				604
Deferred tax assets				475
Tax receivables				0
Total Non-current assets				8,823
Inventories				1,677
Assets sold with a buy-back commitment				0
Trade receivables				3,065
Tax receivables				54
Other current assets and prepaid expenses				635
Current financial assets				5
Cash and cash equivalents				3,091
Assets held for sale				0
Total Current assets				8,527
Total Assets				17,350
Equity
Retained earnings and other accumulated equity, excluding non-controlling interests				96
Equity attributable to owners of the parent				0
Non-controlling interests				2,459
Total Equity				2,555
Long-term debt				5,008
Other non-current financial liabilities				12
Other non-current liabilities				117
Non-current provisions				63
Employee benefits liabilities				483
Tax liabilities				0
Deferred tax liabilities				81
Total Non-current liabilities				5,764
Short-term debt and current portion of long-term debt				1,480
Current provisions				245
Employee benefit liabilities				32
Trade payables				5,703
Tax liabilities				74
Other liabilities				1,489
Other current financial liabilities				8
Liabilities held for sale				0
Total Current liabilities				9,031
Total Equity and liabilities				17,350
Previously reported
Assets
Goodwill				4,364
Goodwill and intangible assets with indefinite useful lives				0
Other intangible assets				10,658
Property, plant and equipment				16,776
Equity method Investments - manufacturing and sales companies				520
Equity method investments - finance companies				2,632
Equity method investments				0
Other non-current financial assets - manufacturing and sales companies				721
Other non-current financial assets - finance companies				0
Non-current financial assets				0
Other non-current assets and prepaid expenses				1,485
Deferred tax assets				1,096
Tax receivables
Total Non-current assets				38,252
Loans and receivables - finance companies				31
Short-term investments - finance companies				67
Inventories				5,366
Assets sold with a buy-back commitment				0
Trade receivables				3,147
Tax receivables				216
Other receivables				2,789
Derivative financial instruments on operating - assets				115
Operating assets				11,731
Current financial assets				627
Cash and cash equivalents - manufacturing and sales companies				22,303
Cash and cash equivalents - finance companies				590
Cash and cash equivalents				0
Assets held for sale				0
Total current assets				35,251
Assets held for sale				7
Total Assets				73,510
Equity
Share capital				895
Treasury shares				183
Retained earnings and other accumulated equity, excluding non-controlling interests				20,582
Non-controlling interests				2,580
Total Equity				23,874
Non-current financial liabilities				11,083
Long-term debt				0
Other non-current financial liabilities				0
Other non-current liabilities				5,361
Non-current provisions				1,578
Employee benefits liabilities				0
Tax liabilities				0
Deferred tax liabilities				801
Total Non-current liabilities				18,823
Financing liabilities - finance companies				236
Short-term debt and current portion of long-term debt				0
Current provisions				3,808
Employee benefit liabilities				0
Trade payables				15,166
Tax liabilities				440
Other liabilities				8,712
Derivative financial instruments on operating - liabilities				42
Operating liabilities				28,404
Other current financial liabilities				2,409
Liabilities held for sale				0
Total Current liabilities				30,813
Total Equity and liabilities				73,510
Reclassifications
Assets
Goodwill				(4,364)
Goodwill and intangible assets with indefinite useful lives				6,327
Other intangible assets				(1,964)
Property, plant and equipment				(793)
Equity method Investments - manufacturing and sales companies				(520)
Equity method investments - finance companies				(2,632)
Equity method investments				3,152
Other non-current financial assets - manufacturing and sales companies				(721)
Other non-current financial assets - finance companies				0
Non-current financial assets				412
Other non-current assets and prepaid expenses				610
Deferred tax assets				0
Tax receivables				0
Total Non-current assets				(493)
Loans and receivables - finance companies				(31)
Short-term investments - finance companies				(67)
Inventories				0
Assets sold with a buy-back commitment				793
Trade receivables				1,776
Tax receivables				0
Other current assets and prepaid expenses				2,393
Other receivables				(2,789)
Derivative financial instruments on operating - assets				(115)
Operating assets				0
Current financial assets				308
Cash and cash equivalents - manufacturing and sales companies				(22,303)
Cash and cash equivalents - finance companies				(590)
Cash and cash equivalents				22,893
Assets held for sale				7
Total current assets				2,275
Assets held for sale				(7)
Total Assets				1,775
Equity
Share capital				(895)
Treasury shares				(183)
Retained earnings and other accumulated equity, excluding non-controlling interests				(20,582)
Equity attributable to owners of the parent				21,293
Non-controlling interests				0
Total Equity				(1)
Non-current financial liabilities				(11,083)
Long-term debt				11,068
Other non-current financial liabilities				17
Other non-current liabilities				(680)
Non-current provisions				32
Employee benefits liabilities				1,463
Tax liabilities				312
Deferred tax liabilities				0
Total Non-current liabilities				1,129
Financing liabilities - finance companies				(236)
Short-term debt and current portion of long-term debt				2,635
Current provisions				306
Employee benefit liabilities				50
Trade payables				789
Tax liabilities				(312)
Other liabilities				(143)
Derivative financial instruments on operating - liabilities				(42)
Operating liabilities				0
Other current financial liabilities				(2,400)
Liabilities held for sale				0
Total Current liabilities				647
Total Equity and liabilities				€ 1,775

[1]	Refer to Note 3, Scope of consolidation